Schedule of Future Minimum Lease Payments Under Capital Leases (Detail) $ in Thousands	Sep. 30, 2014 USD ($)
Leases [Abstract]
2015	$ 451
2016	497
2017	549
2018	608
2019	675
Thereafter	3,730
Total minimum lease payments	$ 6,510